Capital Structure, Financial Risk and Related Items - Maturity profile of our marketable securities (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	kr 12,431	kr 10,381
Not later than one year [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current		3,372
Later than one year and not later than two years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	6,254	3,041
Later than two years and not later than three years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	3,660	2,654
Later than three years and not later than four years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	1,801	448
Later than four years and not later than five years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	219	152
Later than five years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	kr 497	kr 714